Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		$ 45,463	$ 42,610
Actual return on plan assets		(1,044)	5,987
Benefits paid	[1]	(4,632)	(3,705)
Contributions		9,307	566
Acquisition		2,582	0
Plan transfers		5	5
Fair value of plan assets at end of year		51,681	45,463
Unfunded status at end of year	[2]	(3,758)	(13,831)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		5,973	5,921
Actual return on plan assets		(218)	607
Benefits paid	[1]	(1,503)	(1,055)
Contributions		25	500
Acquisition		0	0
Plan transfers		0	0
Fair value of plan assets at end of year		4,277	5,973
Unfunded status at end of year	[2]	$ (15,101)	$ (18,086)

[1]
At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.

[2]
Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts. Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) and applicable regulations.